Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Operating Lease Costs Abstract
Operating lease cost	$ 4,229	$ 5,007	$ 6,019
Variable lease cost	2,715	2,037	4,004
Short-term lease cost	707	648	829
Total lease costs	$ 7,651	$ 7,692	$ 10,852
Weighted average remaining lease term (years)	6 years 3 months 21 days	7 years 2 months 8 days	7 years 3 months 10 days
Weighted average discount rate	6.60%	6.43%	5.08%